Summary of Significant Accounting Policies - Convertible Notes, Beneficial Conversion Feature ("BCF") and Redemption Feature (Details)	1 Months Ended
Mar. 31, 2021
Convertible note
Convertible Notes, Beneficial Conversion Feature ("BCF") and Redemption Feature
Debt redemption premium	8.00%